Summary of Operations and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Revenue recognition
Number of subscription or usage based plans	4	4
Chargeback allowance	$ 90	$ 70	$ 70
Subscription plans | Minimum
Revenue recognition
Plan term	30 days	30 days
Subscription plans | Maximum
Revenue recognition
Plan term	1 year	1 year
On Demand plans
Revenue recognition
Plan term	1 year	1 year
Credit-pack plans
Revenue recognition
Plan term	1 year	1 year